PIA Short-Term Securities Fund
Schedule of Investments
February 28, 2026 (Unaudited)

CORPORATE BONDS - 39.7%	Par	Value
Agriculture - 0.5%
Philip Morris International, Inc., 4.75%, 02/12/2027	$1,000,000	$1,009,463

Banks - 8.9%
Bank of Montreal, 5.27%, 12/11/2026	1,800,000	1,819,519
Bank of New York Mellon, 4.59% to 04/20/2026 then SOFR + 0.69%, 04/20/2027	2,000,000	2,001,472
Bank of Nova Scotia, 5.40%, 06/04/2027	800,000	816,253
Canadian Imperial Bank of Commerce, 5.93%, 10/02/2026	800,000	809,471
Citibank NA, 5.49%, 12/04/2026	1,000,000	1,011,049
Fifth Third Bank NA, 4.97% to 01/28/2027 then SOFR + 0.81%, 01/28/2028	2,000,000	2,018,064
Goldman Sachs Bank USA, 5.28% to 03/18/2026 then SOFR + 0.78%, 03/18/2027	1,800,000	1,801,033
Morgan Stanley Bank NA, 4.45% to 10/15/2026 then SOFR + 0.68%, 10/15/2027	2,000,000	2,007,441
Royal Bank of Canada, 4.88%, 01/19/2027	2,000,000	2,018,542
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 09/14/2026 (a)	1,000,000	1,009,250
Wells Fargo Bank NA, 5.25%, 12/11/2026	1,000,000	1,010,841
		16,322,935

Building Materials - 0.6%
Amrize Finance US LLC, 4.70%, 04/07/2028	1,000,000	1,015,859

Chemicals - 0.6%
Nutrien Ltd., 5.20%, 06/21/2027	1,000,000	1,015,962

Commercial Services - 1.9%
Cintas Corp. No 2, 4.20%, 05/01/2028	500,000	504,970
Quanta Services, Inc., 4.75%, 08/09/2027	3,000,000	3,033,293
		3,538,263

Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.88%, 04/01/2028	1,000,000	1,018,163

Electric - 4.2%
Ameren Corp., 5.70%, 12/01/2026	1,000,000	1,011,352
DTE Energy Co., 4.95%, 07/01/2027	500,000	506,176
Duke Energy Corp., 4.85%, 01/05/2027	1,000,000	1,008,249
Eversource Energy, 4.75%, 05/15/2026	1,000,000	1,001,458
Georgia Power Co., 5.00%, 02/23/2027	1,500,000	1,517,112
NextEra Energy Capital Holdings, Inc., 4.69%, 09/01/2027	500,000	505,902
PacifiCorp, 4.25%, 03/15/2029	500,000	503,565
Southern California Edison Co., 4.40%, 09/06/2026	700,000	701,239
Xcel Energy, Inc., 4.75%, 03/21/2028	1,000,000	1,016,165
		7,771,218

Environmental Control - 0.5%
Veralto Corp., 5.50%, 09/18/2026	1,000,000	1,007,076

Food - 0.3%
Campbell's Co., 5.30%, 03/20/2026	500,000	500,263

Forest Products & Paper - 0.6%
Georgia-Pacific LLC, 4.40%, 06/30/2028 (a)	1,000,000	1,012,611

Gas - 0.3%
Spire, Inc., 5.30%, 03/01/2026	500,000	500,000

Healthcare-Products - 0.3%
Smith & Nephew PLC, 5.15%, 03/20/2027	500,000	505,933

Healthcare-Services - 0.1%
Elevance Health, Inc., 4.50%, 10/30/2026	250,000	251,098

Insurance - 5.8%
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (a)	3,000,000	3,043,593
Aon North America, Inc., 5.13%, 03/01/2027	500,000	505,186
Arthur J Gallagher & Co., 4.60%, 12/15/2027	500,000	505,850
Athene Global Funding, 5.62%, 05/08/2026 (a)	2,000,000	2,005,190
Corebridge Global Funding, 5.35%, 06/24/2026 (a)	500,000	502,217
Lincoln Financial Global Funding, 4.20%, 01/12/2029 (a)	500,000	499,145
Mutual of Omaha Cos. Global Funding, 5.80%, 07/27/2026 (a)	1,000,000	1,007,240
Principal Life Global Funding II
5.00%, 01/16/2027 (a)	500,000	505,295
4.60%, 08/19/2027 (a)	1,000,000	1,010,291
Protective Life Global Funding, 4.99%, 01/12/2027 (a)	1,000,000	1,010,083
		10,594,090

Investment Companies - 2.8%
Ares Capital Corp., 7.00%, 01/15/2027	2,000,000	2,046,894
HPS Corporate Lending Fund, 5.45%, 01/14/2028	2,000,000	2,011,489
Main Street Capital Corp., 6.50%, 06/04/2027	1,000,000	1,017,097
		5,075,480

Lodging - 0.3%
Marriott International, Inc., 5.45%, 09/15/2026	500,000	503,287

Machinery-Diversified - 0.3%
AGCO Corp., 5.45%, 03/21/2027	500,000	506,406

Mining - 0.6%
Glencore Funding LLC, 5.34%, 04/04/2027 (a)	1,000,000	1,014,756

Oil & Gas Services - 0.3%
Schlumberger Holdings Corp., 5.00%, 05/29/2027 (a)	500,000	507,112

Packaging & Containers - 1.6%
Amcor Flexibles North America, Inc., 4.80%, 03/17/2028	1,000,000	1,018,827
Sonoco Products Co., 4.45%, 09/01/2026	2,000,000	2,004,118
		3,022,945

Pharmaceuticals - 1.1%
Cencora, Inc., 4.63%, 12/15/2027	2,000,000	2,026,263

Pipelines - 3.0%
Enbridge, Inc., 5.25%, 04/05/2027	2,000,000	2,027,295
Energy Transfer LP, 6.05%, 12/01/2026	1,000,000	1,013,510
ONEOK, Inc., 4.25%, 09/24/2027	1,000,000	1,005,262
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027	1,000,000	1,011,258
Williams Cos., Inc., 5.40%, 03/02/2026	500,000	500,000
		5,557,325

REITS - 1.8%
Camden Property Trust, 5.85%, 11/03/2026	2,000,000	2,023,147
Public Storage Operating Co., 4.39% (SOFR + 0.70%), 04/16/2027	1,000,000	1,004,312
Weyerhaeuser Co., 4.75%, 05/15/2026	328,000	328,510
		3,355,969

Software - 1.1%
Fiserv, Inc., 5.15%, 03/15/2027	2,000,000	2,019,830

Transportation - 1.1%
TTX Co., 5.50%, 09/25/2026 (a)	2,000,000	2,015,093

Water - 0.5%
Essential Utilities, Inc., 4.80%, 08/15/2027	1,000,000	1,010,962
TOTAL CORPORATE BONDS (Cost $71,910,246)		72,678,362

U.S. TREASURY SECURITIES - 25.8%	Par	Value
United States Treasury Note/Bond
3.50%, 10/31/2027	10,000,000	10,013,672
4.00%, 12/15/2027	2,500,000	2,526,221
3.88%, 03/15/2028	3,200,000	3,231,437
3.75%, 05/15/2028	6,200,000	6,248,801
3.88%, 07/15/2028	5,000,000	5,056,348
3.38%, 09/15/2028	7,000,000	6,999,726
3.50%, 12/15/2028	8,200,000	8,226,586
3.50%, 02/15/2029	5,000,000	5,016,601
TOTAL U.S. TREASURY SECURITIES (Cost $47,078,665)		47,319,392

ASSET-BACKED SECURITIES - 18.9%	Par	Value
Acacia 2025-1 LLC, Series 2025-1, Class A, 5.24%, 11/15/2037 (a)	1,598,759	1,600,755
Alliance Funding Group, Series 2023-1, Class B, 7.51%, 09/16/2030 (a)	687,153	693,911
Amur Equipment Finance Receivables LLC, Series 2022-1A, Class D, 2.91%, 08/21/2028 (a)	2,390,000	2,381,273
Ansley Park Capital LLC, Series 2025-A, Class A2, 4.43%, 04/20/2035 (a)	1,894,044	1,904,424
Arivo Acceptance Auto Loan Receivables Trust
Series 2024-1A, Class A, 6.46%, 04/17/2028 (a)	299,852	301,330
Series 2025-1A, Class A2, 4.92%, 05/15/2029 (a)	964,067	968,143
Avtech Equipment Receivables Funding LLC, Series 2026-1A, Class A, 4.55%, 02/15/2033 (a)	1,000,000	1,000,179
Bankers Healthcare Group, Inc., Series 2025-2CON, Class A, 4.84%, 09/17/2036 (a)	825,567	839,947
CarMax Auto Owner Trust, Series 2023-2, Class A3, 5.05% (SOFR + 0.69%), 01/18/2028	374,680	376,277
CPS Auto Trust
Series 2024-D, Class A, 4.91%, 06/15/2028 (a)	57,099	57,143
Series 2025-A, Class B, 5.02%, 07/16/2029 (a)	1,000,000	1,006,364
Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.69%, 08/22/2030 (a)	347,526	348,084
Dext ABS Funding LLC
Series 2023-1, Class C, 7.13%, 09/15/2032 (a)	850,000	876,010
Series 2025-1, Class A2, 4.59%, 08/16/2027 (a)	586,643	588,081
DLLAA LLC, Series 2025-1A, Class A2, 4.70%, 10/20/2027 (a)	601,777	603,953
FCI Funding, Series 2024-1A, Class A, 5.44%, 08/15/2036 (a)	1,365,486	1,366,954
Foursight Capital Automobile Receivables Trust, Series 2024-1, Class A2, 5.49%, 01/16/2029 (a)	160,475	160,966
General Motors Co., Series 2023-1, Class A1, 5.34%, 06/15/2028 (a)	1,000,000	1,004,392
Lobel Automobile Receivables Trust, Series 2025-1, Class A, 5.06%, 11/15/2027 (a)	483,627	484,393
NYCTL 2025-A Trust, Series 2025-A, Class A, 4.84%, 11/10/2038 (a)	1,462,902	1,466,943
Octane Receivables Trust, Series 2025-RVM1, Class A, 4.48%, 12/20/2046 (a)	1,860,296	1,871,022
Pagaya AI Debt Selection Trust, Series 2025-3, Class A2, 5.37%, 12/15/2032 (a)	1,104,774	1,118,311
PVOne LLC
Series 2023-1A, Class A, 7.25%, 07/16/2035 (a)	72,287	72,372
Series 2025-1A, Class A, 5.40%, 03/15/2039 (a)	2,068,198	2,081,306
RCKT Mortgage Trust, Series 2025-2A, Class A, 4.48%, 11/27/2034 (a)	1,055,368	1,056,613
Reach Financial LLC
Series 2025-1A, Class A, 4.96%, 08/16/2032 (a)	452,591	453,890
Series 2025-2A, Class A, 4.93%, 08/18/2032 (a)	636,854	639,926
Series 2026-1A, Class A, 4.32%, 02/15/2033 (a)	916,721	916,825
Research-Driven Pagaya Motor Asset Trust, Series 2025-5A, Class A3, 4.84%, 06/26/2034 (a)	1,500,000	1,507,869
SAFCO Auto Receivables Trust, Series 2025-1A, Class A, 5.46%, 09/10/2029 (a)	1,049,524	1,049,512
SBNA Auto Lease Trust, Series 2023-A, Class A3, 6.51%, 04/20/2027 (a)	1,027	1,028
Tesla Auto Lease Trust, Series 2024-B, Class A3, 4.82%, 10/20/2027 (a)	1,986,977	1,993,225
United Auto Credit Securitization Trust, Series 2026-1, Class A, 4.41% (1 mo. Term SOFR + 1.20%), 06/12/2028 (a)	1,000,000	1,000,323
Veros Automobile Receivables Trust, Series 2026-1, Class A, 4.53%, 08/15/2028 (a)	922,080	922,579
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75%, 07/16/2035 (a)	1,000,000	1,012,716
Westlake Automobile Receivables Trust, Series 2025-1A, Class A3, 4.75%, 08/15/2028 (a)	1,000,000	1,005,967
TOTAL ASSET-BACKED SECURITIES (Cost $34,592,661)		34,733,006

MORTGAGE-BACKED SECURITIES - 9.2%	Par	Value
Commercial Mortgage-Backed Securities - 9.2%
BLP Commercial Mortgage Trust, Series 2025-IND, Class A, 4.86% (1 mo. Term SOFR + 1.20%), 03/15/2042 (a)	952,891	953,592
BX Trust
Series 2021-RISE, Class A, 4.52% (1 mo. Term SOFR + 0.86%), 11/15/2036 (a)	2,535,987	2,536,498
Series 2024-CNYN, Class A, 5.10% (1 mo. Term SOFR + 1.44%), 04/15/2041 (a)	1,425,923	1,427,844
Series 2024-MF, Class A, 5.10% (1 mo. Term SOFR + 1.44%), 02/15/2039 (a)	885,455	886,603
Series 2024-VLT4, Class B, 5.60% (1 mo. Term SOFR + 1.94%), 06/15/2041 (a)	4,000,000	3,993,610
Series 2025-DIME, Class B, 5.16% (1 mo. Term SOFR + 1.50%), 02/15/2035 (a)	3,000,000	3,000,382
CONE Trust 2024-DFW1, Series 2024-DFW1, Class B, 5.95% (1 mo. Term SOFR + 2.29%), 08/15/2041 (a)	3,000,000	3,004,326
GS Mortgage Securities Corp. II, Series 2023-SHIP, Class B, 4.94%, 09/10/2038 (a)(b)	1,000,000	999,839
		16,802,694

U.S. Government Securities - 0.0% (c)
Federal Home Loan Mortgage Corp.
Pool 782784, 6.14% (1 yr. CMT Rate + 2.25%), 10/01/2034	33,130	34,621
Pool 847671, 6.71% (RFUCCT1Y + 1.84%), 04/01/2036	8,134	8,462
Federal National Mortgage Association
Pool 562912, 6.28% (1 yr. CMT Rate + 2.17%), 04/01/2030	3,364	3,379
Pool 755253, 6.13% (RFUCCT1Y + 1.75%), 11/01/2033	48,455	49,735
		96,197
TOTAL MORTGAGE-BACKED SECURITIES (Cost $16,823,690)		16,898,891

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 5.5%	Par	Value
3.83%, 03/03/2026 (d)	1,100,000	1,099,890
3.60%, 04/16/2026 (d)	2,000,000	1,990,958
3.68%, 10/29/2026 (d)	7,100,000	6,937,668
TOTAL U.S. TREASURY BILLS (Cost $10,020,954)		10,028,516

MONEY MARKET FUNDS - 2.0%	Shares	Value
Fidelity Government Portfolio - Institutional Class, 3.55% (e)	3,638,704	3,638,704
TOTAL MONEY MARKET FUNDS (Cost $3,638,704)		3,638,704

TOTAL INVESTMENTS - 101.1% (Cost $184,064,920)		185,296,871
Liabilities in Excess of Other Assets - (1.1)%		(2,039,553)
TOTAL NET ASSETS - 100.0%		$183,257,318

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $66,301,299 or 36.2% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of February 28, 2026.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown is the annualized yield as of February 28, 2026.
(e)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

PIA Short-Term Securities Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$72,678,362	$–	$72,678,362
U.S. Treasury Securities	–	47,319,392	–	47,319,392
Asset-Backed Securities	–	34,733,006	–	34,733,006
Mortgage-Backed Securities	–	16,898,891	–	16,898,891
U.S. Treasury Bills	–	10,028,516	–	10,028,516
Money Market Funds	3,638,704	–	–	3,638,704
Total Investments	$3,638,704	$181,658,167	$–	$185,296,871